Non-controllingInterests ('NCI') (Tables)	12 Months Ended
Mar. 31, 2020
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Summarized Financial Information of Subsidiaries of the Group that have Material Non-controlling Interests
The table below shows summarized financial information of subsidiaries of the Group that have material non-controlling
interests. The amounts are presented before inter-company eliminations.

	As at March 31, 2019
	( ₹ in million)
	HZL	BALCO	Others	Total
Current assets	215,744	27,308	34,610	277,662
Non-current assets	202,807	116,092	111,658	430,557
Current liabilities	76,631	59,023	19,853	155,507
Non-current liabilities	1,640	36,535	83,625	121,800
Equity attributable to equity holders of the Parent	220,915	24,399	35,750	281,064
Non-controlling interests*	119,365	23,443	7,800	150,608

*	₹ 760 million ( loss ) attributable to NCI of ASI transferred to put option liability as at March 31, 2019 .

	As at March 31, 2020
	( ₹ in million)
	HZL	BALCO	Others	Total
Current assets	248,153	27,235	33,886	309,274
Non-current assets	213,673	113,872	99,626	427,171
Current liabilities	53,035	62,034	31,544	146,613
Non-current liabilities	1,842	32,992	74,411	109,245
Equity attributable to equity holders of the Parent	264,198	23,501	27,514	315,213
Non-controlling interests*	142,751	22,580	4,043	169,374

*	₹ 4,000 million ($ 53 million) (loss) attributable to NCI of ASI transferred to put option liability as at March 31, 2020 .

	As at March 31, 2020
	(US dollars In Million)
	HZL	BALCO	Others	Total
Current assets	3,292	361	449	4,102
Non-current assets	2,834	1,510	1,321	5,665
Current liabilities	703	823	418	1,944
Non-current liabilities	24	438	987	1,449
Equity attributable to equity holders of the Parent	3,505	310	365	4,180
Non-controlling interests	1,894	300	53	2,247

	For the Year Ended March 31, 2018
	( ₹ In Million)
	HZL	BALCO	Others	Total
Revenue	217,761	87,107	18,106	322,974
Expenses	(125,164)	(87,189)	(14,457)	(226,810)

Profit / (loss) for the year	92,597	(82)	3,649	96,164

Profit / (loss) attributable to equity holders of the Parent	60,116	(42)	2,886	62,960
Profit / (loss) attributable to non-controlling interests	32,481	(40)	763	33,204

Profit / (loss) for the year	92,597	(82)	3,649	96,164

Other comprehensive income / (loss) attributable to the equity holders of the Parent	(389)	273	2,022	1,906
Other comprehensive income / (loss) attributable to non-controlling interests	(208)	262	677	731

Other comprehensive income / (loss) during the year	(597)	535	2,699	2,637

Total comprehensive income / (loss) attributable to the equity holders of the Parent	59,726	232	4,902	64,860
Total comprehensive income / (loss) attributable to non-controlling interests	32,273	222	1,440	33,935

Total comprehensive income / (loss) during the year	91,999	454	6,342	98,795

Dividends paid / payable to non-controlling interests, including dividend tax	(14,273)	—	—	(14,273)

Net cash inflow from operating activities	98,367	7,440	6,317	112,124
Net cash (outflow) / inflow from investing activities	87,961	(2,000)	(12,300)	73,661
Net cash (outflow)/ inflow from financing activities	(186,488)	(5,490)	3,699	(188,279)

Net cash (outflow)	(160)	(50)	(2,284)	(2,494)

	For the Year Ended March 31, 2019
	( ₹ In Million)
	HZL	BALCO	Others	Total
Revenue	208,336	100,491	62,660	371,487
Expenses	(130,710)	(100,287)	(61,384)	(292,381)

Profit / (loss) for the year	77,626	204	1,276	79,106

Profit / (loss) attributable to equity holders of the Parent	50,396	104	2,152	52,652
Profit / (loss) attributable to non-controlling interests	27,230	100	(876)	26,454

Profit / (loss) for the year	77,626	204	1,276	79,106

Other comprehensive income / (loss) attributable to the equity holders of the Parent	246	(182)	(2,298)	(2,234)
Other comprehensive income / (loss) attributable to non-controlling interests	136	(174)	(795)	(833)

Other comprehensive income / (loss) during the year	382	(356)	(3,093)	(3,067)

Total comprehensive income / (loss) attributable to the equity holders of the Parent	50,642	(78)	(146)	50,418
Total comprehensive income / (loss) attributable to non-controlling interests	27,366	(74)	(1,671)	25,621

Total comprehensive income / (loss) during the year	78,008	(152)	(1,817)	76,039

Dividends paid / payable to non-controlling interests, including dividend tax	35,739	—	—	35,739

Net cash inflow from operating activities	87,806	20,610	14,272	122,688
Net cash (outflow) / inflow from investing activities	(10,917)	(5,735)	(19,027)	(35,679)
Net cash (outflow) / inflow from financing activities	(96,301)	(11,552)	6,712	(101,141)

Net cash (outflow) / inflow	(19,412)	3,323	1,957	(14,132)

	For the Year Ended March 31, 2020
	( ₹ In Million)
	HZL	BALCO	Others	Total
Revenue	183,321	87,465	65,667	336,453
Expenses	(115,651)	(89,262)	(74,126)	(279,039)

Profit / (loss) for the year	67,670	(1,797)	(8,459)	57,414

Profit / (loss) attributable to equity holders of the Parent	43,933	(916)	(4,751)	38,266
Profit / (loss) attributable to non-controlling interests	23,737	(881)	(3,708)	19,148

Profit / (loss) for the year	67,670	(1,797)	(8,459)	57,414

Other comprehensive income / (loss) attributable to the equity holders of the Parent	(649)	19	(2,102)	(2,732)
Other comprehensive income / (loss) attributable to non-controlling interests	(351)	18	(947)	(1,280)

Other comprehensive income / (loss) during the year	(1,000)	37	(3,049)	(4,012)

Total comprehensive income / (loss) attributable to the equity holders of the Parent	43,284	(897)	(6,853)	35,534
Total comprehensive income / (loss) attributable to non-controlling interests	23,386	(863)	(4,655)	17,868

Total comprehensive income / (loss) during the year	66,670	(1,760)	(11,508)	53,402

Net cash inflow / (outflow) from operating activities	74,282	1,069	7,017	82,368
Net cash (outflow) / inflow from investing activities	(36,247)	(1,904)	(6,204)	(44,355)
Net cash (outflow) / inflow from financing activities	(19,276)	(886)	(4,186)	(24,348)

Net cash inflow / (outflow)	18,759	(1,721)	(3,373)	13,665

	For the Year Ended March 31, 2020
	(US dollars in million)
	HZL	BALCO	Others	Total
Revenue	2,432	1,160	871	4,463
Expenses	(1,535)	(1,183)	(983)	(3,701)

Profit / (loss) for the year	897	(23)	(112)	762

Profit / (loss) attributable to equity holders of the Parent	583	(12)	(63)	508
Profit / (loss) attributable to non-controlling interests	314	(11)	(49)	254

Profit / (loss) for the year	897	(23)	(112)	762

Other comprehensive income / (loss) attributable to the equity holders of the Parent	(9)	0	(28)	(37)
Other comprehensive income / (loss) attributable to non-controlling interests	(4)	0	(13)	(17)

Other comprehensive income / (loss) during the year	(13)	0	(41)	(54)

Total comprehensive income / (loss) attributable to the equity holders of the Parent	574	(12)	(91)	471
Total comprehensive income / (loss) attributable to non-controlling interests	310	(11)	(62)	237

Total comprehensive income / (loss) during the year	884	(23)	(153)	708

Dividends paid / payable to non-controlling interests, including dividend tax	—	—	—	—

Net cash inflow / ( out flow) from operating activities	985	14	93	1,093
Net cash (outflow) / inflow from investing activities	(481)	(25)	(82)	(588)
Net cash (outflow) / inflow from financing activities	(256)	(12)	(56)	(323)

Net cash inflow / (outflow)	248	(23)	(45)	(181)

Effect of Changes in Ownership Interests in Subsidiaries that did not Result in a Loss of Control
The effect of changes in ownership interests in subsidiaries that did not result in a loss of control is as follows:

For the Year Ended March 31, 2018
( ₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	—	—

For the Year Ended March 31, 2019
( ₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	—	—

For the Year Ended March 31, 2020
( ₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	(2,342)	(2,342)

For the Year Ended March 31, 2020
(US Dollars In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	(31)	(31)